Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2019
Off-balance sheet commitments (Tables) [Abstract]
Total risk represented by off-balance sheet commitments

The table below summarizes the total risk represented by off-balance sheet commitments:

	R$ thousand
	On December 31
	2019	2018
Commitments to extend credit (1)	248,455,570	228,113,067
Financial guarantees (2)	78,231,145	72,870,964
Letters of credit for imports	1,411,197	361,593
Total	328,097,912	301,345,624

(1) Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) Refers to guarantees mostly provided for Corporate customers.